INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS

11. INTANGIBLE ASSETS

The Company’s intangible assets relate to the brand name acquired from Star Buds International Inc. As this intangible asset was determined to be an indefinite life intangible asset, no amortization was recorded during the years ended June 30, 2024 and 2023.

During the year ended June 30, 2024, impairment in the amount of $nil (June 30, 2023 – $2,145,628; June 30, 2022 – $nil) was recorded in relation to these intangible assets. The impairment recorded during the year ended June 30, 2023 was as a result of the closure of its retail store locations in Western Canada.